Related Parties Transactions (Details) - Schedule of expenses related to service agreement and the office services agreement - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Parties Transactions (Details) - Schedule of expenses related to service agreement and the office services agreement [Line Items]
Research and development	$ 74	$ 88
Sales and marketing	74	88
General and administrative	74	88
Total	74	88
Research and Development Expense [Member]
Related Parties Transactions (Details) - Schedule of expenses related to service agreement and the office services agreement [Line Items]
Research and development	18	22
Sales and marketing	18	22
General and administrative	18	22
Total	18	22
Selling and Marketing Expense [Member]
Related Parties Transactions (Details) - Schedule of expenses related to service agreement and the office services agreement [Line Items]
Research and development	18	22
Sales and marketing	18	22
General and administrative	18	22
Total	18	22
General and Administrative Expense [Member]
Related Parties Transactions (Details) - Schedule of expenses related to service agreement and the office services agreement [Line Items]
Research and development	38	44
Sales and marketing	38	44
General and administrative	38	44
Total	$ 38	$ 44